Quarterly Holdings Report
for

Fidelity Managed Retirement 2005 Fund℠

October 31, 2019

RW26-QTLY-1219
1.858589.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,609	$16,681
Fidelity Series Blue Chip Growth Fund (a)	2,113	29,328
Fidelity Series Commodity Strategy Fund (a)	41,600	194,689
Fidelity Series Growth Company Fund (a)	3,315	59,074
Fidelity Series Intrinsic Opportunities Fund (a)	4,413	71,054
Fidelity Series Large Cap Stock Fund (a)	4,192	63,004
Fidelity Series Large Cap Value Index Fund (a)	1,345	17,822
Fidelity Series Opportunistic Insights Fund (a)	1,759	32,548
Fidelity Series Small Cap Discovery Fund (a)	715	8,233
Fidelity Series Small Cap Opportunities Fund (a)	1,942	25,696
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,840	48,383
Fidelity Series Value Discovery Fund (a)	2,602	34,425
TOTAL DOMESTIC EQUITY FUNDS
(Cost $593,165)		600,937

International Equity Funds - 11.0%
Fidelity Series Canada Fund (a)	1,426	15,528
Fidelity Series Emerging Markets Fund (a)	2,758	26,143
Fidelity Series Emerging Markets Opportunities Fund (a)	12,051	233,665
Fidelity Series International Growth Fund (a)	7,942	135,577
Fidelity Series International Small Cap Fund (a)	1,935	32,337
Fidelity Series International Value Fund (a)	14,103	138,492
Fidelity Series Overseas Fund (a)	3,432	35,007
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $591,494)		616,749

Bond Funds - 55.2%
Fidelity Series Corporate Bond Fund (a)	42,006	451,565
Fidelity Series Emerging Markets Debt Fund (a)	4,082	38,495
Fidelity Series Floating Rate High Income Fund (a)	891	8,198
Fidelity Series Government Bond Index Fund (a)	58,440	619,460
Fidelity Series High Income Fund (a)	4,434	41,947
Fidelity Series Inflation-Protected Bond Index Fund (a)	66,357	669,540
Fidelity Series International Credit Fund (a)	365	3,807
Fidelity Series Investment Grade Bond Fund (a)	55,878	649,300
Fidelity Series Investment Grade Securitized Fund (a)	42,927	445,156
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,741	145,642
Fidelity Series Real Estate Income Fund (a)	2,386	27,013
TOTAL BOND FUNDS
(Cost $2,976,014)		3,100,123

Short-Term Funds - 23.1%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	259,250	259,250
Fidelity Series Short-Term Credit Fund (a)	25,736	259,676
Fidelity Series Treasury Bill Index Fund (a)	77,739	778,168
TOTAL SHORT-TERM FUNDS
(Cost $1,293,308)		1,297,094
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,453,981)		5,614,903
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,110)
NET ASSETS - 100%		$5,612,793

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$17,530	$2,481	$3,683	$--	$(689)	$1,042	$16,681
Fidelity Series Blue Chip Growth Fund	30,534	5,881	3,583	3,204	(225)	(3,279)	29,328
Fidelity Series Canada Fund	14,883	1,267	653	--	3	28	15,528
Fidelity Series Commodity Strategy Fund	185,221	19,515	10,755	1,728	(472)	1,180	194,689
Fidelity Series Corporate Bond Fund	407,557	53,617	17,967	4,768	(50)	8,408	451,565
Fidelity Series Emerging Markets Debt Fund	38,060	3,528	1,621	573	(25)	(1,447)	38,495
Fidelity Series Emerging Markets Fund	21,115	5,836	1,024	--	(37)	253	26,143
Fidelity Series Emerging Markets Opportunities Fund	189,764	48,723	12,680	--	70	7,788	233,665
Fidelity Series Floating Rate High Income Fund	7,898	753	346	119	(1)	(106)	8,198
Fidelity Series Government Bond Index Fund	558,842	76,279	24,833	4,973	(67)	9,239	619,460
Fidelity Series Government Money Market Fund 1.89%	240,064	29,657	10,471	1,379	--	--	259,250
Fidelity Series Growth Company Fund	61,474	5,675	8,680	--	321	284	59,074
Fidelity Series High Income Fund	39,933	3,874	1,737	707	(7)	(116)	41,947
Fidelity Series Inflation-Protected Bond Index Fund	679,551	66,939	81,432	620	808	3,674	669,540
Fidelity Series International Credit Fund	3,712	26	--	25	--	47	3,807
Fidelity Series International Growth Fund	138,194	10,307	19,790	--	829	6,037	135,577
Fidelity Series International Small Cap Fund	29,797	2,325	1,278	--	(50)	1,543	32,337
Fidelity Series International Value Fund	127,566	13,104	8,351	--	(630)	6,803	138,492
Fidelity Series Intrinsic Opportunities Fund	75,076	14,334	16,748	3,128	(543)	(1,065)	71,054
Fidelity Series Investment Grade Bond Fund	594,892	71,284	25,976	4,749	(33)	9,133	649,300
Fidelity Series Investment Grade Securitized Fund	421,746	46,122	23,123	5,385	36	375	445,156
Fidelity Series Large Cap Stock Fund	65,851	11,469	14,224	2,229	(72)	(20)	63,004
Fidelity Series Large Cap Value Index Fund	18,781	2,118	3,474	--	148	249	17,822
Fidelity Series Long-Term Treasury Bond Index Fund	200,334	18,545	84,847	1,179	9,055	2,555	145,642
Fidelity Series Opportunistic Insights Fund	33,750	3,008	3,875	--	37	(372)	32,548
Fidelity Series Overseas Fund	4,632	29,101	--	--	--	1,274	35,007
Fidelity Series Real Estate Income Fund	25,229	2,603	1,084	619	1	264	27,013
Fidelity Series Short-Term Credit Fund	240,115	28,899	10,574	1,765	3	1,233	259,676
Fidelity Series Small Cap Discovery Fund	9,012	721	1,734	--	(10)	244	8,233
Fidelity Series Small Cap Opportunities Fund	27,894	4,807	5,307	1,723	(25)	(1,673)	25,696
Fidelity Series Stock Selector Large Cap Value Fund	50,788	7,462	10,734	--	(211)	1,078	48,383
Fidelity Series Treasury Bill Index Fund	719,920	88,025	31,309	3,443	4	1,528	778,168
Fidelity Series Value Discovery Fund	36,243	4,376	6,744	--	(33)	583	34,425
	$5,315,958	$682,661	$448,637	$42,316	$8,135	$56,764	$5,614,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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